CONDENSED CONSOLIDATED STATEMENT OF STOCKHOLDERS' DEFICIT (UNAUDITED) - USD ($)	Preferred Stock Class A [Member]	Preferred Stock Class B [Member]	Common Stock [Member]	Common Stock To Be Issued [Member]	Stock Subcriptions [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Beginning balance, value at Dec. 31, 2018	$ 10,000		$ 42,687	$ 90,000		$ 50,707,104	$ (53,983,895)	$ (3,134,104)
Beginning Balance, shares at Dec. 31, 2018	10,000,000		42,687,301	316,693
Common stock issued to settle amounts previously accrued			$ 25			26,975		27,000
Common stock issued to settle amounts previously accrued, shares			25,000
Common stock issued for services rendered			$ 18,627			3,370,264		3,388,891
Common stock issued for services rendered, shares			18,627,050
Common stock issued in settlement of convertible notes payable and accrued interest			$ 9,251			3,832,638		3,841,889
Common stock issued in settlement of convertible notes payable and accrued interest, shares			9,251,217
Issuance of warrants and BCF with convertible debt			$ 1,000			855,717		856,717
Issuance of warrants and BCF with convertible debt, Shares			1,000,000
Issuance of common stock for settlement of liabilities – related parties			$ 1,221			1,181,194		1,182,415
Conversion of related party notes payable, Shares			1,220,856
Common stock issued in exchange for exercise of warrants on a cashless basis			$ 1,653			(1,653)
Common stock issued in exchange for exercise of warrants on a cashless basis, shares			1,653,175
Issuance of common shares			$ 317	$ (90,000)		89,683
Issuance of common shares, Shares			316,693
Issuance of common shares, Shares				(316,693)
Sale of common stock			$ 222			64,778		65,000
Sale of common stock, shares			222,221
Common shares issued in settlement of legal case			$ 2,082			539,341		541,423
Common shares issued in settlement of legal case,Shares			2,082,398
Common shares cancelled by officer			$ (1,350)			1,350
Common shares cancelled by officer,Shares			(1,349,877)
Issuance of common stock for investments			$ 2,222			1,216,818		1,219,040
Issuance of common stock for investments, shares			2,222,047
Reclassification of derivative liabilities to additional paid in capital						1,582,845		1,582,845
Net Loss							(20,180,318)	(20,180,318)
Ending balance, value at Dec. 31, 2019	$ 10,000		$ 77,958			63,467,054	(74,164,213)	(10,609,201)
Ending Balance, shares at Dec. 31, 2019	10,000,000		77,958,081
Common stock issued to settle amounts previously accrued			$ 8			6,692		6,700
Common stock issued to settle amounts previously accrued, shares			8,333
Common stock issued for services rendered			$ 44,658			498,108		542,766
Common stock issued for services rendered, shares			44,658,333
Common stock issued in settlement of convertible notes payable and accrued interest			$ 270,549	$ 43,995		1,216,928		1,531,472
Common stock issued in settlement of convertible notes payable and accrued interest, shares			270,547,861	43,994,720
Converson of related party notes payable, Shares			21,384,103
Issuance of common stock for settlement of liabilities – related parties			$ 21,384			29,229		50,613
Common stock issued in exchange for exercise of warrants on a cashless basis			$ 51,054	$ 1,000		375,446		427,500
Common stock issued in exchange for exercise of warrants on a cashless basis, shares			51,054,214	1,000,000
Common shares issued in settlement of legal case			$ 3,678			952,573		956,251
Common stock issued in settlement of legal case, shares			3,677,889
Reclassification of derivative liabilities to additional paid in capital						2,231,014		2,231,014
Net Loss							(2,305,121)	(2,305,121)
Ending balance, value at Jun. 30, 2020	$ 10,000		$ 469,289	$ 44,995		68,777,044	(76,469,334)	(7,168,006)
Ending Balance, shares at Jun. 30, 2020	10,000,000		469,288,814	44,994,720
Beginning balance, value at Dec. 31, 2019	$ 10,000		$ 77,958			63,467,054	(74,164,213)	(10,609,201)
Beginning Balance, shares at Dec. 31, 2019	10,000,000		77,958,081
Common stock issued to settle amounts previously accrued			$ 8			6,692		6,700
Common stock issued to settle amounts previously accrued, shares			8,333
Issuance of Series B Preferred Stock to officer		$ 2,000				2,227,027		2,229,027
Issuance of Series B Preferred Stock to officer, Shares		2,000,000
Common stock issued for services rendered			$ 217,396			568,465		785,861
Common stock issued for services rendered, shares			217,396,427
Common stock issued in settlement of convertible notes payable and accrued interest			$ 2,291,141			1,625,799		3,916,940
Common stock issued in settlement of convertible notes payable and accrued interest, shares			2,291,141,317
Issuance of common stock to settle liabilities			$ 205,583	$ 10,892		546,248		$ 762,723
Issuance of common stock to settle liabilities, Shares			205,582,491	10,892,411				205,582,494
Conversion of related party notes payable and accounts payable			$ 21,277			28,723		$ 50,000
Conversion of related party notes payable and accounts payable, Shares			21,276,596
Common stock issued in exchange for exercise of warrants on a cashless basis			$ 51,054	$ 1,000		375,446		427,500
Common stock issued in exchange for exercise of warrants on a cashless basis, shares			51,054,214	1,000,000
Issuance of common shares
Sale of common stock			$ 268,680			210,006		478,686
Sale of common stock, shares			268,679,513
Common shares issued in settlement of legal case			$ 3,678			952,573		956,251
Common stock issued in settlement of legal case, shares			3,677,889
Common shares cancelled by officer
Issuance of common stock for investments
Reclassification of derivative liabilities to additional paid in capital						7,679,528		7,679,528
Net Loss							(12,145,382)	(12,145,382)
Ending balance, value at Dec. 31, 2020	$ 10,000	$ 2,000	$ 3,136,775	$ 11,892		77,687,561	(86,309,595)	(5,461,367)
Ending Balance, shares at Dec. 31, 2020	10,000,000	2,000,000	3,136,774,841	11,892,411
Common stock issued to settle amounts previously accrued
Issuance of preferred stock to officer
Common stock issued for services rendered			$ 21,000			119,900		140,900
Common stock issued for services rendered, shares			21,000,020
Common stock issued in settlement of convertible notes payable and accrued interest			$ 810,690			930,184		1,740,874
Common stock issued in settlement of convertible notes payable and accrued interest, shares			810,689,880
Issuance of common stock for settlement of liabilities			$ 3,027	$ (10,892)		16,488		8,623
Issuance of common stock for setlement of liabilities, shares			3,027,031	(10,892,411)
Converson of related party notes payable, Shares			22,500,000
Issuance of common stock for settlement of liabilities – related parties			$ 22,500			119,250		141,750
Common stock issued in exchange for exercise of warrants on a cashless basis			$ 400,000			(400,000)
Common stock issued in exchange for exercise of warrants on a cashless basis, shares			400,000,000
Debt discount from warrants issued with convertible notes payable						446,026		446,026
Common stock issued for acquisition of business				$ 265,164		1,352,337		1,617,501
Common stock issued for acquisition of business, Shares				265,164,070
Sale of common stock			$ 632,598			726,169		1,358,767
Sale of common stock, shares			632,597,599
Issuance of common stock for investments			$ 41,935			608,065		650,000
Issuance of common stock for investments, shares			41,935,484
Reclassification of derivative liabilities to additional paid in capital						5,975,670		5,975,670
Net Loss							(5,486,107)	(5,486,107)
Ending balance, value at Jun. 30, 2021	$ 10,000	$ 2,000	$ 5,068,525	$ 266,164		$ 87,581,650	$ (91,795,702)	$ 1,132,637
Ending Balance, shares at Jun. 30, 2021	10,000,000	2,000,000	5,068,524,855	266,164,070